AB Tax-Aware Real Return Income Shares

Portfolio of Investments

January 31, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 84.3%
Long-Term Municipal Bonds – 81.6%
Alabama – 3.1%
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2020 4.00%, 12/01/2050	$580	$628,467

Alaska – 2.4%
Alaska Industrial Development & Export Authority (Greater Fairbanks Community Hospital Foundation Obligated Group) Series 2019 4.00%, 04/01/2033	445	497,731

Arizona – 1.6%
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport) Series 2019-B 5.00%, 07/01/2033	275	330,864

Colorado – 3.1%
Weld County School District No. RE-2 Eaton Series 2019 5.00%, 12/01/2026-12/01/2027	530	630,480

Connecticut – 10.0%
City of New Haven CT Series 2017-A 5.25%, 08/01/2026	70	81,325
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group) Series 2020-A 5.00%, 07/01/2034	515	631,048
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2019-U 2.00%, 07/01/2033	1,055	1,055,303
State of Connecticut Series 2020-A 5.00%, 01/15/2031	215	266,745

		2,034,421

Delaware – 4.2%
State of Delaware Series 2014 3.00%, 03/01/2028	850	851,856

District of Columbia – 3.0%
District of Columbia (District of Columbia Fed Hwy Grant) Series 2020 5.00%, 12/01/2031	490	602,474

Florida – 5.0%
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2033	250	296,055

	Principal Amount (000)	U.S. $ Value

Greater Orlando Aviation Authority Series 2019-A 5.00%, 10/01/2027	$95	$111,587
Hillsborough County Aviation Authority Series 2013-A 5.00%, 10/01/2026	580	616,279

		1,023,921

Illinois – 6.3%
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2032	100	120,146
Sales Tax Securitization Corp. Series 2020-A 5.00%, 01/01/2026	270	304,494
State of Illinois Series 2017-D 5.00%, 11/01/2027	175	202,457
Series 2018-A 5.00%, 10/01/2025	295	330,453
Series 2019-A 5.00%, 11/01/2025	290	325,296

		1,282,846

Kentucky – 11.8%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 5.00%, 02/01/2027	100	116,091
Kentucky Public Energy Authority (Morgan Stanley) Series 2019-C 4.00%, 02/01/2050	570	635,130
Louisville and Jefferson County Metropolitan Sewer District Series 2021 3.00%, 10/14/2022	1,000	1,016,983
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2020-A 4.00%, 10/01/2040	575	641,642

		2,409,846

Louisiana – 2.2%
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Community & Technical College System) Series 2019 5.00%, 10/01/2023	320	341,389
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(a)	100	111,930

		453,319

	Principal Amount (000)	U.S. $ Value

Michigan – 1.5%
Michigan Finance Authority (City of Detroit MI Income Tax) Series 2015 4.50%, 10/01/2029	$100	$104,395
Michigan State University Series 2019-C 5.00%, 08/15/2032	160	196,836

		301,231

New Jersey – 1.9%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2019 5.00%, 12/15/2031	330	397,071

New York – 5.7%
Metropolitan Transportation Authority Series 2012-C 5.00%, 11/15/2030	260	267,850
Series 2012-F 5.00%, 11/15/2030	265	273,001
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2019-B 5.00%, 11/01/2035	200	247,212
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.80%, 09/15/2069	210	210,554
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2020 4.375%, 10/01/2045	150	166,682

		1,165,299

North Carolina – 1.9%
Raleigh Durham Airport Authority Series 2020-A 5.00%, 05/01/2027	340	395,942

Ohio – 5.9%
Buckeye Tobacco Settlement Financing Authority Series 2020-A 5.00%, 06/01/2033-06/01/2035	495	606,989
State of Ohio (State of Ohio Department of Transportation) Series 2019-2 5.00%, 12/15/2024	545	605,377

		1,212,366

	Principal Amount (000)	U.S. $ Value

Other – 0.5%
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) 2.65%, 06/15/2036(a)	$100	$101,429

Pennsylvania – 5.2%
City of Philadelphia PA Series 2019-B 5.00%, 02/01/2030	155	191,247
Commonwealth Financing Authority (Commonwealth Financing Authority State Lease) Series 2018 5.00%, 06/01/2025	120	134,308
Lower Merion School District Series 2019-B 5.00%, 04/01/2023	710	745,580

		1,071,135

Texas – 1.0%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	100	105,819
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 3.625%, 01/01/2035(a)	100	100,866

		206,685

Virginia – 1.1%
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2019 5.00%, 02/01/2026	190	217,405

Washington – 0.9%
City of Seattle WA Municipal Light & Power Revenue Series 2014 5.00%, 09/01/2023	165	175,688

West Virginia – 3.0%
State of West Virginia Series 2019 5.00%, 06/01/2027	515	612,060

Wisconsin – 0.3%
UMA Education, Inc. Series 2019 5.00%, 10/01/2034(a)	50	57,315

Total Long-Term Municipal Bonds (cost $16,608,806)		16,659,851

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 2.7%
South Carolina – 2.7%
County Square Redevelopment Corp (County of Greenville SC) Series 2021 2.00%, 03/03/2022 (cost $555,850)	$555	$555,785

Total Municipal Obligations (cost $17,164,656)		17,215,636

	Shares

SHORT-TERM INVESTMENTS – 11.6%
Investment Companies – 11.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(b) (c) (d) (cost $2,359,564)	2,359,564	2,359,564

Total Investments – 95.9% (cost $19,524,220)(e)		19,575,200
Other assets less liabilities – 4.1%		838,847

Net Assets – 100.0%		$20,414,047

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,000	02/10/2023	1.558%	CPI#	Maturity	$213,450	$—	$213,450
USD	2,500	12/24/2024	1.846%	CPI#	Maturity	215,716	—	215,716
USD	2,000	02/10/2027	1.755%	CPI#	Maturity	220,349	—	220,349
USD	2,600	12/24/2029	1.978%	CPI#	Maturity	296,436	—	296,436
USD	1,000	02/10/2035	1.914%	CPI#	Maturity	149,777	—	149,777

						$1,095,728	$—	$1,095,728

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	5,910	02/01/2024	1.143%	1 Day SOFR	Annual	$19	$—	$19
USD	6,590	02/01/2027	1.465%	1 Day SOFR	Annual	(3,029)	—	(3,029)
USD	2,270	02/01/2032	1.600%	1 Day SOFR	Annual	(529)	—	(529)

						$(3,539)	$—	$(3,539)

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	1,000	04/29/2036	2.498%	CPI#	Maturity	$59,825	$—	$59,825

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Barclays Bank PLC
Barclays Capital US Inflation Linked Bonds 1 to 10 Year	LIBOR Plus 0.00%	Maturity	USD	8,709	02/23/2022	$275,492
Barclays Capital US Inflation Linked Bonds 1 to 10 Year	SOFR Plus 0.00%	Maturity	USD	—	03/01/2023	(48)

						$275,444

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2022, the aggregate market value of these securities amounted to $371,540 or 1.8% of net assets.

(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of January 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,562,942 and gross unrealized depreciation of investments was $(84,504), resulting in net unrealized appreciation of $1,478,438.

As of January 31, 2022, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.0% and 0.0%, respectively.

Glossary:

CPI – Consumer Price Index

FHLMC – Federal Home Loan Mortgage Corporation

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

AB Tax-Aware Real Return Income Shares

January 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$16,659,851	$—	$16,659,851
Short-Term Municipal Notes	—	555,785	—	555,785
Short-Term Investments	2,359,564	—	—	2,359,564

Total Investments in Securities	2,359,564	17,215,636	—	19,575,200
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	1,095,728	—	1,095,728
Centrally Cleared Interest Rate Swaps	—	19	—	19
Inflation (CPI) Swaps	—	59,825	—	59,825
Total Return Swaps	—	275,492	—	275,492
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(3,558)	—	(3,558)
Total Return Swaps	—	(48)	—	(48)

Total	$2,359,564	$18,643,094	$—	$21,002,658

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended January 31, 2022 is as follows:

Fund	Market Value 04/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,570	$9,854	$9,064	$2,360	$0	**

**	Amount less than $500.